GENERAL	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
GENERAL

NOTE 1:-       GENERAL

a.         EZchip Semiconductor Ltd. (the "Company") was incorporated as a limited liability company under the laws of the State of Israel in 1989.

On July 22, 2008, the Company changed its name from LanOptics Ltd. to EZchip Semiconductor Ltd. The Company is a fabless semiconductor company that develops and markets Ethernet network processors for networking equipment.

EZchip Technologies Ltd. (“EZchip Technologies”) was established in December 1999 and is a wholly owned subsidiary of the Company.

In 2001, EZchip Technologies established a wholly-owned subsidiary, EZchip Inc., in the United States, which is engaged in the marketing of EZchip Technologies' products (see also b below)..

The Company's Ordinary Shares are listed on the NASDAQ Global Select Market and its NASDAQ ticker symbol is "EZCH."  The Company's Ordinary Shares are also listed on the Tel Aviv Stock Exchange.

b.         Acquisition of Tilera Corporation

On November 5, 2014 ("the Tilera acquisition date"), the Company completed the acquisition of Tilera Corporation, a privately-held U.S.-based company that develops high-performance multi-core processors, intelligent network interface cards and white-box appliances for data-center networking equipment.  The acquisition was structured as a merger of a newly-formed subsidiary of EZchip Inc. with and into Tilera, resulting in Tilera being the surviving company and a wholly-owned subsidiary of EZchip Inc. Upon completion of the merger, Tilera, the surviving company, was renamed EZchip Semiconductor Inc.

The aggregate purchase price payable for the acquisition of Tilera on a debt-free and cash-free basis at the closing was $45,469 in cash, including working capital adjustments, contemplated by the Agreement and Plan of Merger, and up to an additional $80,000 payable in cash subject to achievement of future performance milestones based on revenues generated through December 2015 (the "Contingent Consideration"). As of the acquisition date and as of December 31, 2014, the fair value of the Contingent Consideration was estimated to be nil. The acquisition related costs of $6,400 included costs resulting from a restructuring made by the Company following the acquisition of Tilera and were expensed and included in the Company's general and administrative costs.

The Agreement and Plan of Merger includes indemnity obligations concerning representations warranties and covenants and approximately $7,000 of the cash consideration was paid into escrow in accordance with the Agreement and Plan of Merger

The acquisition was accounted for using the purchase method of accounting in accordance with ASC No. 805, “Business Combinations” ("ASC No. 805"). Accordingly, the purchase price was allocated according to the estimated fair values of the assets acquired and liabilities assumed and the excess of the purchase price over the net tangible and identified intangible assets was assigned to goodwill. The fair value of intangible assets was determined by management with the assistance of a third party valuation.

The results of the operations of EZchip Semiconductor Inc.'s (formerly Tilera Corporation) have been included in the Company's consolidated financial statements since the acquisition date.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Tilera acquisition date:

Fair value

Current assets	$9,557
Equipment and other assets	1,785
Current liabilities	(8,341)
Technology	5,755
Backlog	1,976
Customer relationships	3,658
Goodwill	31,079

Net assets acquired	$45,469

Technology  is being amortized over the estimated useful life of six years using the straight line method.

Backlog from customer orders is amortized over the estimated useful life of one year.

Customer relationships are derived from customer contracts and related customer relationships with existing customers. Customer relationships are amortized based on the accelerated method over the estimated useful life of six years.

Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2014 and 2013, to give effect to the acquisitions of EZchip Semiconductor Inc.'s (formerly known as Tilera Corporation) as if it had occurred on January 1, 2013. The pro forma information is not necessarily indicative of the results of operations that would have been had the acquisition actually occurred on January 1, 2013, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2014	2013
	Unaudited
Revenues	$101,539	$105,854
Net loss	$4,441	$3,225